Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) (Tables)	6 Months Ended
Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Accounts Receivables and Unbilled Revenue, and Unbilled Services and Unearned Revenue
Accounts receivables and unbilled revenue are as follows:

	June 30, 2022	December 31, 2021
	(in thousands)
Contract assets:
Billed services (accounts receivable)	$1,372,345	$1,349,851
Unbilled services (unbilled revenue)	709,477	623,121
Accounts receivable and unbilled revenue, gross	2,081,822	1,972,972
Allowance for credit losses	(15,077)	(7,081)
Accounts receivable and unbilled revenue, net	$2,066,745	$1,965,891

Unbilled services and unearned revenue or payments on account (contract assets and liabilities) were as follows:

(in thousands, except percentages)	June 30, 2022	December 31, 2021	$ Change	% Change

Unbilled services (unbilled revenue)	$709,477	$623,121	$86,356	13.9%
Unearned revenue (payments on account)	(1,191,778)	(1,323,961)	132,183	(10.0)%
Net balance	$(482,301)	$(700,840)	$218,539	(31.2)%